EQUITY	6 Months Ended
Jun. 30, 2024
Disclosure of classes of share capital [abstract]
EQUITY [Text Block]
NOTE 5:-	EQUITY

a.	Composition of share capital:

	June 30,		December 31,
	2024		2023
	Authorized	Issued and outstanding	Authorized	Issued and outstanding

Common Shares without par value	Unlimited	13,394,136	Unlimited	13,394,136

Common Shares confer upon their holders the right to participate in the general meeting where each Common Share has one voting right in all matters, receive dividends if declared and to participate in the distribution of surplus assets in case of liquidation of the Company.

On November 14, 2022, the Company’s shareholders general meeting resolved to consolidate all its issued and outstanding Ordinary shares on a ten (10) to one (1) basis (the “Share Consolidation”). All share and per share amounts in these consolidated financial statements, give effect to the Share Consolidation for all periods presented (see also note 10).

b.	Capital issuances:

LIFE Offering

In January and February of 2023, the Company issued an aggregate of 2,828,248 units of the Company (each a “Unit”) at a price of US$1.25 ($1.66) per Unit for aggregate gross proceeds of US$3,535 ($4,702) thousand in a series of closings pursuant to a non-brokered private placement offering to purchasers resident in Canada (except the Province of Quebec) and/or other qualifying jurisdictions relying on the listed issuer financing exemption under Part 5A of National Instrument 45-106 – Prospectus Exemptions (the “LIFE Offering”). Each Unit consisted of one Common Share and one Common Share purchase warrant (each, a “Warrant”), with each Warrant entitling the holder thereof to purchase one additional Common Share at an exercise price of US$1.50 ($1.99) for a period of 36 months from the date of issue.

In addition, a non-independent director of the Company subscribed for an aggregate of 131,700 Units under the LIFE Offering at an aggregate subscription price of US$165 ($219). The director's subscription price was satisfied by the settlement of US$165 in debt owed by the Company to the director for certain consulting services previously rendered by the director to the Company.

Concurrent Offering

Concurrent with the LIFE Offering, the Company issued an aggregate of 2,317,171 Units on a non-brokered private placement basis at a price of US$1.25 ($1.66) per Unit for aggregate gross proceeds of US$2,896 ($3,852) (the “Concurrent Offering”). The Concurrent Offering was led and participated by insiders of the Company of 1,159,999 Units out of the total Concurrent offering Units. The Units offered under the Concurrent Offering were offered for sale to purchasers in all provinces and territories of Canada and jurisdictions outside Canada.

Pursuant to available prospectus exemptions other than for the LIFE Offering exemption.
All Units issued under the Concurrent Offering were subject to a statutory hold period of four months and one day in accordance with applicable Canadian securities laws.

c.	Changes in issued and outstanding share capital:

Number of shares

Balance as of January 1, 2024	13,394,136

Issuance of Common Shares	-

Balance as of June 30, 2024	13,394,136

The following table lists the movement in the number of share options and the weighted average exercise prices of share options in the 2018 Plan:

	Six months ended June 30, 2024
	Number of options	Weighted average exercise price
		in CAD

Options outstanding at the beginning of the period	325,452	$28.72

Options forfeited during the period	-	-

Options outstanding at the end of the period	325,452	$28.72

Options exercisable at the end of the period	315,757	$29.53